SUBSEQUENT EVENTS (Narrative) (Details)				1 Months Ended									12 Months Ended
	Aug. 13, 2020 $ / shares shares	Jul. 03, 2020 $ / shares shares	May 15, 2020 CAD ($) $ / shares shares	Jan. 29, 2021 CAD ($) $ / shares shares	Jan. 21, 2021 CAD ($) Year $ / shares	Dec. 31, 2020 shares	Sep. 30, 2020 CAD ($) $ / shares shares	Sep. 24, 2020 $ / shares shares	Sep. 22, 2020 $ / shares shares	Apr. 24, 2020 CAD ($) $ / shares shares	Aug. 23, 2018 share $ / shares	May 29, 2018 share $ / shares	Nov. 30, 2020 CAD ($) $ / shares shares	Nov. 30, 2019 share $ / shares shares	Nov. 30, 2018 share $ / shares shares	Feb. 26, 2021 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | shares			3,718,831				1,335,165			3,128,334
Price per unit issued			0.15				0.30			0.15
Proceeds from units issued | $			$ 557,825				$ 400,550			$ 469,250
Exercise price of warrants granted			$ 0.20				$ 0.50			$ 0.20			$ 0.90		$ 0.58
Number of stock options granted | share														3,300,000
Exercise price of stock options granted														$ 0.58
Number of share options exercised | share											500,000	125,000		125,000	625,000
Exercise price of stock options exercised											$ 0.10	$ 0.30		$ 0.30	$ 0.14
Number of warrants exercised | shares	483,334	500,000					50,000	100,000	100,000				1,233,334	910,300	2,045,000
Weighted average exercise price of warrants exercised	$ 0.20	$ 0.20					$ 0.20	$ 0.20	$ 0.20				$ 0.11	$ 0.21	$ 0.10
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | shares				3,180,000
Price per unit issued				0.20
Proceeds from units issued | $				$ 636,000
Exercise price of warrants granted				$ 0.25
Term of warrants granted				5 years
Payments for finders fees | $				$ 10,480
Number of shares issued | shares				170,000
Percentage of broker warrants				8.00%
Shares issued for consulting services | shares						250,000
Subsequent Events [Member] | Tetra [Member]
Disclosure of non-adjusting events after reporting period [line items]
Company acquired | £																£ 350,000
Subsequent Events [Member] | Directors, Consultants, And Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted | $					1,550,000
Exercise price of stock options granted					$ 0.75
Option life, share options granted | Year					5
Exercise of stock options ranging from $0.50 to $0.60 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised | $													350,000
Exercise of stock options ranging from $0.50 to $0.60 [Member] | Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of stock options exercised													$ 0.50
Exercise of stock options ranging from $0.50 to $0.60 [Member] | Top of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of stock options granted													$ 0.60
Exercise of warrants ranging from $0.20 to $0.50 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised | shares													5,700,666
Exercise of warrants ranging from $0.20 to $0.50 [Member] | Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of warrants exercised													$ 0.20
Exercise of warrants ranging from $0.20 to $0.50 [Member] | Top of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of warrants exercised													$ 0.50